UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-06355______

_______BlackRock Municipal Target Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Target Term Trust, Inc.

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock Municipal Target Term Trust (BMN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—28.4%
			Arkansas—1.1%
AAA	$ 5,000		Univ. of Arkansas Athl. Fac. RB, Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	$ 4,999,000

			Colorado—2.6%
AAA	1,100		City of Thornton COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,096,953
AAA	1,015		El Paso Cnty. COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,012,259
AAA	9,700		Met. Football Stad. Dist. Sales Tax RB, Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,616,580

					11,725,792

			Florida—1.0%
AAA	910	[3]	Orange Cnty. Tourist Dev. RB, Ser. A, 6.375%, 10/01/06, AMBAC	ETM	910,000
AAA	2,000		Sarasota Wtr. & Swr. Sys. RB, 4.25%, 10/01/06, MBIA	No Opt. Call	2,000,000
AAA	1,865		Tampa Wtr. & Swr. RB, 5.50%, 10/01/06, FSA	No Opt. Call	1,865,000

					4,775,000

			Hawaii—1.2%
AAA	5,675		Hawaii GO, Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,675,000

			Illinois—3.5%
			Champaign Cnty. Cmnty. Unit Sch. Dist. No. 116 GO,
AAA	385	[3]	Ser. C, Zero Coupon, 1/01/07, FGIC	ETM	381,708
AAA	680		Ser. C, Zero Coupon, 1/01/07, FGIC	No Opt. Call	674,071
AAA	15,080		Illinois GO, Ser. I, 3.25%, 11/01/06, FGIC	No Opt. Call	15,073,214

					16,128,993

			Louisiana—1.0%
AAA	4,565		Pub. Facs. Auth. RB, Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,539,801

			Michigan—1.1%
AAA	4,850		Trunk Line RB, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,851,213

			Minnesota—1.1%
AAA	5,075		Met. Council Minneapolis-St. Paul Met. Area GO, 5.25%, 12/01/06	No Opt. Call	5,088,093

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,846,882

			Nevada—0.2%
AAA	800	[3]	Dept. of Bus. & Ind. RB, Las Vegas Monorail Co. Proj., Zero Coupon, 1/01/07, AMBAC	ETM	792,736

			New Jersey—0.2%
AAA	1,000		Monmouth Cnty. Impvt. Auth. Gov’t Loan RB, 2.34%, 12/01/06, FSA	No Opt. Call	996,870

			New York—1.8%
AAA	8,070		Hsg. Fin. Agcy. RB, Ser. A, 5.50%, 11/01/06, FSA	10/06 @ 102	8,072,905

			Ohio—3.9%
			Bldg. Auth. RB,
AAA	4,585		Admin. Bldg. Fd. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	4,585,000
AAA	10,000		Correction Facs. Proj., Ser. A, 5.00%, 10/01/06, FSA	No Opt. Call	10,000,000
AAA	2,170		Cincinnati City Sch. Dist. Sch. Impvt. GO, 4.00%, 12/01/06, MBIA	No Opt. Call	2,171,193
AAA	1,285		Milford Exempt Vlg. Sch. Dist. GO, 3.25%, 12/01/06, FSA	No Opt. Call	1,283,844

					18,040,037

			Oregon—0.4%
AAA	2,020		Dept. of Admin. Svcs. COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,021,959

			Pennsylvania—1.3%
AAA	3,620		Pittsburgh Pub. Pkg. Auth. RB, 2.75%, 12/01/06, AMBAC	No Opt. Call	3,612,290
AAA	2,375		Tpke. Comm. RB, Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,376,781

					5,989,071

			Rhode Island—0.7%
AAA	3,400		Rhode Island & Providence Plantations GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,401,836

			Texas—3.3%
AAA	6,575		City of Austin Wtr. & Wstwtr. Sys. RB, Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,575,658
AAA	6,355		Dallas Area Rapid Transit RB, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,355,445
AAA	2,280		Denton Util. Sys. Mult. Util. Impvt. RB, 4.25%, 12/01/06, AMBAC	No Opt. Call	2,282,120

					15,213,223

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Washington—3.2%
AAA	$ 1,325		Benton Cnty. Pub. Util. Dist. No. 1 RB, 3.75%, 11/01/06, FSA	No Opt. Call	$ 1,325,066
			King Cnty. GO,
AAA	75	[3]	3.50%, 12/01/06, MBIA	ETM	75,007
AAA	2,015		3.50%, 12/01/06, MBIA	No Opt. Call	2,014,254
AAA	2,100		Kitsap Cnty. GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,101,134
AAA	5,620		Snohomish Cnty. Pub. Util. Dist. No. 1 RB, 4.125%, 12/01/06, FSA	No Opt. Call	5,623,934
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3 GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,363,125

					14,502,520

			Total Long-Term Investments (cost $130,727,980)		130,660,931

			SHORT-TERM INVESTMENTS—71.4%
			Connecticut—2.8%
A-1+	13,000	[4]	Hlth. & Edl. Fac. Auth. RB, Quinnipiac Univ. Proj., Ser. F, 3.86%, 10/02/06, RAA, FRDD	N/A	13,000,000

			Massachusetts—4.2%
			Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj.,
A-1+	9,450	[4]	Ser. BB, 3.73%, 10/05/06, FRWD	N/A	9,450,000
A-1+	10,000	[4]	Ser. GG-1, 3.73%, 10/05/06, FRWD	N/A	10,000,000

					19,450,000

			Nebraska—5.0%
			American Pub. Energy Agcy. Gas Sply. RB,
A-1+	19,000	[4]	3.75%, 10/05/06, FRWD	N/A	19,000,000
A-1+	3,800	[4]	Ser. A, 3.75%, 10/05/06, FRWD	N/A	3,800,000

					22,800,000

			New York—1.9%
A-1+	8,600	[4]	Triborough Brdg. & Tunl. Auth. RB, Ser. B-2, 3.74%, 10/05/06, FRWD	N/A	8,600,000

			Ohio—4.8%
A-1+	22,000	[4]	Ohio St. Univ. Gen. Rcpts. RB, Ser. B, 3.78%, 10/04/06, FRWD	N/A	22,000,000

			Pennsylvania—5.6%
A-1+	22,000	[4]	City of Philadelphia Gas Wks. RB, 3.78%, 10/05/06, FSA, FRWD	N/A	22,000,000
A-1	3,795	[4]	Higher Edl. Fac. Auth. RB, Drexel Univ. Proj., Ser. B, 3.74%, 10/05/06, FRWD	N/A	3,795,000

					25,795,000

			Taxable Commercial Paper — 46.7%
A-1+	22,000	[5]	Barton Cap. Corp., 5.275%, 10/25/06	N/A	21,923,000
A-1	22,000		Beethoven Fdg. Corp., 5.27%, 10/05/06	N/A	21,987,118
A-1+	21,000		Cancara Asset Securitization LLC, 5.26%, 10/05/06	N/A	20,987,727
A-1+	15,000		Credit Suisse First Boston NY, 5.26%, 10/18/06	N/A	14,962,742
A-1+	2,000		Credit Suisse First Boston USA, Inc., 5.17%, 11/02/06	N/A	1,990,809
A-1	7,000		Crown Point Cap. Co., Ser. A, 5.25%, 10/05/06	N/A	6,995,917
A-1	21,000		Fairway Fin. Ltd., 5.26%, 10/05/06	N/A	20,987,727
A-1+	20,800		Greyhawk Fdg. LLC, 5.26%, 10/16/06	N/A	20,754,413
A-1+	20,000		Nordea N.A., Inc., 5.75%, 12/01/06	N/A	19,824,794
A-1+	22,000		Scaldis Capital LLC, 5.25%, 10/17/06	N/A	21,948,666
A-1+	21,000	[5]	UBS Fin. DE, Inc., 5.272%, 10/05/06	N/A	20,987,750
A-1	21,000		Victory Receivable Corp., 5.26%, 10/12/06	N/A	20,966,248

					214,316,911

BlackRock Municipal Target Term Trust (BMN) (continued)

	Shares
Rating[1]	(000)	Description	Value

		Money Market Fund—0.4%
NR	1,800	AIM Tax Free Cash Reserve Portfolio	$ 1,800,000

		Total Short-Term Investments (cost $327,761,911)	327,761,911

		Total Investments —99.8% (cost $458,489,8916)	$ 458,422,842
		Other assets in excess of liabilities —0.2%	800,036

		Net Assets Applicable to Common Shareholders —100%	$ 459,222,878

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[5]	Rate shown is the yield to maturity as of September 30, 2006
[6]	Cost for Federal income tax purposes is $458,343,416. The net unrealized appreciation on a tax basis is $79,426, consisting of $146,475 gross unrealized appreciation and $67,049 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Municipal Target Term Trust, Inc.___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006